Commissions and Expenses - Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff (Detail)		12 Months Ended
		Dec. 31, 2022 Counterparty shares € / shares	Dec. 31, 2021 shares Counterparty
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		28,631,999	21,844,085
Number of shares conditionally granted	[1]	39,217,941
Number of shares allocated	[2]	32,704,472
Number of shares conditionally granted as variable compensation	[3]	7,495,307	9,449,451
Number of shares allocated	[4]	6,054,552	566,521
Number of shares forfeited		(1,535,718)	(639,134)
Number of shares vested | Counterparty		(7,203,437)	(2,588,924)
Ending balance		33,442,703	28,631,999
2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		3,012,053	5,251,551
Number of shares conditionally granted	[1]	6,513,984
Number of shares allocated	[2]	6,123,546
Number of shares allocated	[4]	65,410	4,010
Number of shares forfeited		(119,833)	(205,734)
Number of shares vested | Counterparty		(2,957,630)	(2,037,774)
Ending balance			3,012,053
Average share price used for grant in EUR | € / shares	[5]	€ 5.405
2018 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	4.143
2018 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	€ 5.054
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		6,796,979	7,340,768
Number of shares conditionally granted	[1]	7,378,113
Number of shares allocated	[2]	6,761,360
Number of shares allocated	[4]	3,445	(29,388)
Number of shares forfeited		(103,121)	(254,543)
Number of shares vested | Counterparty		(2,899,400)	(259,858)
Ending balance		3,797,903	6,796,979
Average share price used for grant in EUR | € / shares	[5]	€ 4.162
2019 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	2.741
2019 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	€ 3.737
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		6,997,435	9,251,766
Number of shares conditionally granted	[1]	8,381,086
Number of shares allocated	[2]	6,522,324
Number of shares allocated	[4]	1,832	(1,858,762)
Number of shares forfeited		(262,567)	(174,128)
Number of shares vested | Counterparty		(327,134)	(221,441)
Ending balance		6,409,566	6,997,435
Average share price used for grant in EUR | € / shares	[5]	€ 4.083
2020 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	1.794
2020 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	€ 3.796
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		11,825,532
Number of shares conditionally granted	[1]	9,449,451
Number of shares allocated	[2]	13,297,242
Number of shares conditionally granted as variable compensation	[3]		9,449,451
Number of shares allocated	[4]	3,847,791	2,450,661
Number of shares forfeited		(1,050,197)	(4,729)
Number of shares vested | Counterparty		(835,534)	(69,851)
Ending balance		13,787,592	11,825,532
Average share price used for grant in EUR | € / shares	[5]	€ 3.293
2021 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	1.625
2021 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	€ 3.978
2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	[1]	7,495,307
Number of shares conditionally granted as variable compensation	[3]	7,495,307
Number of shares allocated	[4]	2,136,074
Number of shares vested | Counterparty		(183,739)
Ending balance		9,447,642
Average share price used for grant in EUR | € / shares	[5]	€ 4.491
2022 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	3.341
2022 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[6]	€ 5.061

[1]	The at target number of shares which were conditionally granted for the plan year.
[2]	The allocated number of shares based on the actual performance during the plan year.
[3]	The at target number of shares which were conditionally granted as variable compensation for the plan year.
[4]	Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on arrangement (e.g. the 2,450,661 shares allocated during the calendar year 2021 in relation to the 2021 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the 1,858,762 share correction during 2021 for the 2020 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2021 a correction of 4,010 shares was made in relation to the 2018 plan year).
[5]	This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2022 plan year, this is the VWAP for the period December 15, 2021 to January 15, 2022.
[6]	These fair values are adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).